Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

8. STOCK-BASED COMPENSATION

Stock option activity under the Company’s 2012 Equity Incentive Plan (the “2012 Plan”) and 2013 Equity Incentive Plan (the “2013 Plan”) for the three months ended March 31, 2019 is summarized as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2018	3,339,471	$1.03	8.1	$—
Cancelled	(1,536,304)	0.57	—	—

Outstanding at March 31, 2019	1,803,167	$1.03	7.2	$—

Vested and expected to vest at March 31, 2019	1,766,323	$1.41	7.2	$—

Exercisable at March 31, 2019	1,723,797	$1.37	7.1	$—

As of March 31, 2019, the weighted average grant date fair value of vested options and options outstanding was $1.82.

Stock-Based Compensation Expense

The Company did not grant any stock options to employees during the three ended March 31, 2019 but did grant stock options to employees during the three months ended March 31, 2018. The Company estimates the fair value of stock options as of the date of grant using the Black-Scholes option pricing model and restricted stock based on the stock price, with the exception of those stock options that included a market condition. The Company estimates the fair value of stock options that include a market condition using a Monte-Carlo model. Stock options and restricted stock issued to non-board member, non-employees are accounted for using the fair value approach and are subject to periodic revaluation over their vesting terms.

Stock-based compensation expense amounted to $0.1 million and $0.4 million for the three months ended March 31, 2019 and 2018, respectively.

The allocation of stock-based compensation for all options granted and restricted stock awards is as follows:

	Three Months Ended March 31,
	2019	2018
	(in thousands)
Research and development	$(38)	$96
General and administrative	145	307

Total stock-based compensation expense	$107	$403

The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the employee stock option grants and non-employee stock options grants for the three months ended March 31, 2018 were as follows:

	Three Months Ended March 31, 2018
	Employees	Non-employees
Risk-free interest rate	2.70%	1.97%
Expected volatility	88.2%	74.0%
Expected term (in years)	6.08	6.08
Expected dividend yield	0.0%	0.0%

11.	STOCK-BASED COMPENSATION

Restricted Stock Awards and Stock Options

The Company adopted the 2012 Equity Incentive Plan, as amended (“2012 Plan”) in July 2012 pursuant to which 609,389 shares of common stock were authorized for issuance to employees, officers, directors, consultants and advisors of the Company as of December 31, 2014. Upon the closing of the IPO on December 3, 2014, no further grants were made under the 2012 Plan as the 2013 Equity Incentive Plan (“2013 Plan”) replaced the 2012 Plan on this date. The 2012 Plan provided for the grant of incentive stock options, non-statutory stock options, rights to purchase restricted stock, stock appreciation rights, phantom stock awards and stock units. In connection with the issuance of restricted common stock, the Company maintains a repurchase right and shares of restricted common stock are released from such repurchase right over a period of time of continued service by the recipient. Recipients of incentive stock options shall be eligible to purchase shares of the Company’s common stock at an exercise price equal to no less than the estimated fair value of such stock on the date of grant. Stock options generally vest 25% on the first anniversary of the original vesting date, with the balance vesting monthly over the remaining three years, unless they contain specific performance and/or market-based vesting provisions. The maximum term of stock options granted under the 2012 Plan is ten years.

In determining the exercise prices for options granted, the board of directors considered the fair value of the common stock as of the measurement date. The fair value of the common stock was determined by the board of directors based on a variety of different factors, including valuations prepared by third party valuation specialists, the Company’s financial position, the status of development efforts within the Company, the composition and ability of the current scientific and management teams, the current climate in the marketplace, the illiquid nature of the Company’s common stock, any arm’s length sale of the Company’s preferred stock, the effect of the rights and preferences of the preferred stockholders, and the prospects of a liquidity event, among others.

2013 Equity Incentive Plan

The Company’s board of directors adopted the 2013 Plan in November 2013 which the stockholders approved in October 2014. The 2013 Plan provides for the grant of incentive stock options, non-statutory stock options, rights to purchase restricted stock, stock appreciation rights and stock units. In connection with the issuance of restricted common stock, the Company maintains a repurchase right and shares of restricted common stock are released from such repurchase right over a period of time of continued service by the recipient. Recipients of stock options shall be eligible to purchase shares of the Company’s common stock at an exercise price equal to no less than the estimated fair value of such stock on the date of grant. Stock options generally vest 25% on the first anniversary of the original vesting date, with the balance vesting monthly over the remaining three years, unless they contain specific performance and/or market-based vesting provisions. The maximum term of stock options granted under the 2013 Plan is ten years. In June 2016, the Company’s stockholders approved an amendment to the EIP to increase the number of shares of common stock available for issuance under the 2013 Plan by 300,000 shares and increase the number of shares of common stock automatically added to the 2013 Plan on January 1 of each year during the term of the 2013 Plan, starting with January 1, 2017 (the “EIP Amendment”). Following adoption of the EIP Amendment, the number of shares of common stock available for issuance under the 2013 Plan is subject to an automatic annual increase on the first day of the Company’s calendar year beginning in 2017 equal to the lesser of (a) 4.0% of the total number of shares of common stock outstanding on December 31 of the prior year or, (b) the number determined by the Company’s Board of Directors. Accordingly, the number of shares of common stock available for issuance under the EIP was increased by 825,904 shares on January 1, 2017 and an additional 982,841 shares on January 1, 2018. To the extent any awards under the 2013 Plan are forfeited, terminate, expire, lapse without the issuance of shares, or if the Company repurchases shares subject to awards under the 2013 Plan, those shares will again become available for issuance under the 2013 Plan.

2013 Employee Stock Purchase Plan

The Company’s board of directors adopted the 2013 Employee Stock Purchase Plan (“2013 ESPP”) in November 2013 which the stockholders approved in October 2014. The 2013 ESPP became effective upon the closing of the IPO on December 3, 2014. The Company’s 2013 ESPP qualifies under Section 423 of the Internal Revenue Code of 1986, as amended (the “Code”). Under the 2013 ESPP, 103,665 shares of the Company’s common stock are authorized for issuance to eligible employees. The number of shares reserved for issuance under the 2013 ESPP is automatically increased on the first business day of each of the Company’s fiscal years, commencing in 2015, by a number equal to the lowest of (a) 51,832 shares of common stock, (b) 1% of the shares of common stock outstanding on the last business day of the prior fiscal year; or (c) the number of shares determined by the Company’s Board of Directors. Accordingly, the number of authorized shares of the Company’s common stock authorized for issuance to eligible employees under the 2013 ESPP was increased by 206,476 shares on January 1, 2017 and an additional 51,832 shares on January 1, 2018. The number of shares reserved under the 2013 ESPP will automatically be adjusted in the event of a stock split, stock dividend or a reverse stock split (including an adjustment to the per-purchase period share limit). The Company’s 2013 ESPP permits each eligible employee to purchase common stock through payroll deductions. There was no activity under the Plan in 2018 and 2017.

Stock option activity under the 2012 and 2013 plans is summarized as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2017	2,158,348	$4.40	8.1	$436
Granted	4,311,090	1.21
Exercised	(919)	2.56
Cancelled	(3,129,048)	3.60

Outstanding at December 31, 2018	3,339,471	$1.03	8.1	$—

Vested and expected to vest at December 31, 2018	3,314,542	$1.03	8.1	$—

Exercisable at December 31, 2018	1,603,725	$1.37	7.1	$—

As of December 31, 2018 and 2017, the unrecognized compensation cost related to outstanding options was $2.3 million and $1.4. million, respectively, and is expected to be recognized as expense over approximately 2.50 years and 1.70 years, respectively. The intrinsic value of options exercised during the years ended December 31, 2018 and 2017 was $0 and $8 thousand, respectively.

As of December 31, 2018, the weighted average grant date fair value of vested options was $0.76 and the weighted average grant date fair value of options outstanding was $0.52.

Additional information about the Company’s stock option activity is as follows:

	Year Ended December 31,
	2018	2017
Weighted-average grant date fair value per share of employee option grants within the year	$0.59	$1.02
Cash received upon exercise of options	2	6

As of December 31, 2016, the unrecognized compensation cost related to restricted stock awards was $1 thousand which was recognized as expense during the year ended December 31, 2017.

Stock-Based Compensation Expense

The Company granted stock options to employees for the years ended December 31, 2018 and 2017. The Company estimates the fair value of stock options as of the date of grant using the Black-Scholes option pricing model and restricted stock based on the fair value of the award. Stock options and restricted stock issued to non-board member, non-employees are accounted for using the fair value approach and are subject to periodic revaluation over their vesting terms.

For all periods from inception to date, stock-based compensation for all options granted and restricted stock awards are classified as research and development expense and general and administrative expense. Stock compensation expense amounted to approximately $1.6 million and $1.6 million for the years ended December 31, 2018 and 2017, respectively.

Stock-based compensation is as follows:

	Year Ended December 31,
	2018	2017
	(in thousands)
Research and development	$488	$411
General and administrative	1,137	1,162

Total stock-based compensation expense	$1,625	$1,573

The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the employee stock option grants were as follows:

	Year Ended December 31,
	2018	2017
Risk-free interest rate	2.84%	2.03%
Expected volatility	84.4%	62.9%
Expected term (in years)	5.31	6.08
Expected dividend yield	0.0%	0.0%

The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the non-employee stock option grants were as follows:

	Year Ended December 31,
	2018	2017
Risk-free interest rate	2.57%	1.29%
Expected volatility	88.3%	62.3%
Expected term (in years)	6.08	6.08
Expected dividend yield	0.0%	0.0%

Risk-free Interest Rate. The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the stock option grants.

Expected Volatility. Due to the Company’s limited operating history and lack of company-specific historical or implied volatility, the expected volatility assumption is based on historical volatilities of a peer group of similar companies whose share prices are publicly available. The peer group was developed based on companies in the biotechnology and medical device industries.

Expected Term. The expected term represents the period of time that options are expected to be outstanding. Because the Company does not have historical exercise behavior, through December 31, 2018 it determined the expected life assumption using the simplified method, which is an average of the contractual term of the option and its vesting period.

Expected Dividend Yield. The expected dividend yield assumption is based on the fact that the Company has never paid cash dividends and has no present intention to pay cash dividends.

On October 1, 2018, the Compensation Committee of the Board of Directors approved a repricing (the “Repricing”) of 3,807,779 stock options (the “Options”) granted prior to September 1, 2018 pursuant to our 2013 Equity Incentive Plan and our 2012 Equity Incentive Plan to executive officers, employees and consultants of the Company. The Options had exercise prices between $0.75628 and $9.97 per share, which were reduced to $0.568 per share (the closing price of the Company’s common stock on The Nasdaq Capital Market on October 1, 2018). The number of shares, vesting schedules and expiration period of the Options were not altered. The impact to the Company’s financial statements in 2018 was immaterial.